Business Combinations - Summary of Preliminary Determination of Fair Value of Assets Acquired and Liabilities Assumed (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	173	133
Norfolk Power [Member]
Business Acquisition [Line Items]
Working capital	6
Property, plant and equipment	56
Deferred income tax assets	1
Goodwill	40
Bank indebtedness	(3)
Derivative instruments	(3)
Long-term debt	(26)
Post-retirement and post-employment benefit liability	(1)
Environmental liability	(1)
Long-term accounts payable and other liabilities	(1)
Total	68